Exchange Act-Forms

                                  FORM 13F-HR


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                                                 OMB Number            3235-006
                                                 Expires:      October 31, 2000
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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/01
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: Delphi Management Partners IV, L.L.C.
Addess: 3000 Sand Hill Road, Building 1 - Suite 135, Menlo Park, CA 94025

Form 13F File Number: 28-06239

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  James Bochnowski

Title:  Managing Member

Phone:  650-854-9650

Signature, Place, and Date of Signing:

/s/ James Bochnowski
--------------------------------------------------------------------------------
[Signature]

Menlo Park, CA
--------------------------------------------------------------------------------
[City, State]

May 11, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                       None

Form 13F Information Table Entry Total:                     3

Form 13F Information Table Value Total:               $38,593
                                                      (thousands)

List of Other Included Managers:
None

                                                   FORM 13F INFORMATION TABLE


                                                       VALUE     SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
--------------------------- -------------- ---------  --------  ---------    ---  ----  ------- --------  --------- ------   ----
HealthCentral.com           Common         42221V106      61      653,869    SH          Sole               653,869    0       0
Neoforma.com, Inc.          Common         640475109     399      336,001    SH          Sole               336,001    0       0
The TriZetto Group, Inc.    Common         896882107  38,133    2,736,014    SH          Sole             2,736,014    0       0

                                           Total      38,593